Segment Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Total third-party revenues	$ 129,454,969	$ 95,989,067	$ 65,780,848
Total related party revenues	132,793,592	77,329,868	25,982,724
Total revenues	262,248,561	173,318,935	91,763,572
Less: business taxes and related surcharges	(14,380,469)	(9,547,102)	(5,068,066)
Net revenues	247,868,092	163,771,833	86,695,506
Operating cost and expenses:
Relationship manager compensation	(52,246,943)	(33,436,866)	(17,551,483)
Performance fee compensation	(3,536,240)
Other compensations	(63,826,889)	(39,606,754)	(24,823,446)
Total compensation and benefits	(119,610,072)	(73,043,620)	(42,374,929)
Selling expenses	(23,896,620)	(16,660,044)	(13,449,421)
General and administrative expenses	(24,611,880)	(18,087,184)	(8,901,330)
Other operating expenses	(4,861,700)	(734,300)	(419,822)
Government subsidies	14,792,142	5,323,670	4,295,029
Total operating cost and expenses	(158,188,130)	(103,201,478)	(60,850,473)
Income from operations	89,679,962	60,570,355	25,845,033
One Time Commissions
Revenues:
Total third-party revenues	68,698,354	57,972,609	39,486,943
Total related party revenues	29,322,581	20,841,594	9,392,131
Recurring Service Fees
Revenues:
Total third-party revenues	51,892,138	32,951,345	25,321,982
Total related party revenues	90,885,669	55,508,435	16,590,593
Other Service
Revenues:
Total third-party revenues	8,864,477	5,065,113	971,923
Total related party revenues	12,585,342	979,839
Wealth Management
Revenues:
Total third-party revenues	111,653,144	91,138,933	65,521,321
Total related party revenues	85,319,728	58,088,317	22,004,151
Total revenues	196,972,872	149,227,250	87,525,472
Less: business taxes and related surcharges	(11,129,939)	(8,237,942)	(4,833,186)
Net revenues	185,842,933	140,989,308	82,692,286
Operating cost and expenses:
Relationship manager compensation	(51,843,587)	(33,362,053)	(17,551,483)
Other compensations	(34,851,929)	(31,077,968)	(22,810,897)
Total compensation and benefits	(86,695,516)	(64,440,021)	(40,362,380)
Selling expenses	(21,951,311)	(15,117,644)	(13,407,087)
General and administrative expenses	(12,117,434)	(14,037,239)	(8,385,882)
Other operating expenses	(3,836,816)	(694,460)	(414,959)
Government subsidies	10,943,240	4,997,145	4,295,029
Total operating cost and expenses	(113,657,837)	(89,292,219)	(58,275,279)
Income from operations	72,185,096	51,697,089	24,417,007
Wealth Management | One Time Commissions
Revenues:
Total third-party revenues	68,698,354	57,760,283	39,486,943
Total related party revenues	29,322,581	20,404,683	9,392,131
Wealth Management | Recurring Service Fees
Revenues:
Total third-party revenues	39,462,923	28,434,140	25,062,455
Total related party revenues	55,589,582	37,492,722	12,612,020
Wealth Management | Other Service
Revenues:
Total third-party revenues	3,491,867	4,944,510	971,923
Total related party revenues	407,565	190,912
Asset Management Business
Revenues:
Total third-party revenues	15,084,936	4,850,134	259,527
Total related party revenues	47,329,945	19,241,551	3,978,573
Total revenues	62,414,881	24,091,685	4,238,100
Less: business taxes and related surcharges	(3,127,877)	(1,309,160)	(234,880)
Net revenues	59,287,004	22,782,525	4,003,220
Operating cost and expenses:
Relationship manager compensation	(38,246)	(74,813)
Performance fee compensation	(3,536,240)
Other compensations	(20,282,224)	(8,528,786)	(2,012,549)
Total compensation and benefits	(23,856,710)	(8,603,599)	(2,012,549)
Selling expenses	(1,583,422)	(1,542,400)	(42,334)
General and administrative expenses	(9,755,093)	(4,049,945)	(515,448)
Other operating expenses	(272,047)	(39,840)	(4,863)
Government subsidies	3,844,512	326,525
Total operating cost and expenses	(31,622,760)	(13,909,259)	(2,575,194)
Income from operations	27,664,244	8,873,266	1,428,026
Asset Management Business | One Time Commissions
Revenues:
Total third-party revenues		212,326
Total related party revenues		436,911
Asset Management Business | Recurring Service Fees
Revenues:
Total third-party revenues	12,429,215	4,517,205	259,527
Total related party revenues	35,291,220	18,015,713	3,978,573
Asset Management Business | Other Service
Revenues:
Total third-party revenues	2,655,721	120,603
Total related party revenues	12,038,725	788,927
Internet Finance Business
Revenues:
Total third-party revenues	2,716,889
Total related party revenues	143,919
Total revenues	2,860,808
Less: business taxes and related surcharges	(122,653)
Net revenues	2,738,155
Operating cost and expenses:
Relationship manager compensation	(365,110)
Other compensations	(8,692,736)
Total compensation and benefits	(9,057,846)
Selling expenses	(361,887)
General and administrative expenses	(2,739,353)
Other operating expenses	(752,837)
Government subsidies	4,390
Total operating cost and expenses	(12,907,533)
Income from operations	(10,169,378)
Internet Finance Business | Recurring Service Fees
Revenues:
Total related party revenues	4,867
Internet Finance Business | Other Service
Revenues:
Total third-party revenues	2,716,889
Total related party revenues	$ 139,052